Pension and Other Postretirement Benefits, Pension fair value of plan assets (Details) - Pension Plan [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement [Domain] | U.S. [Member] | Level 1 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	$ 392	$ 744
Fair Value Measurement [Domain] | U.S. [Member] | Level 1 [Member] | Common and preferred stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	142	279
Fair Value Measurement [Domain] | U.S. [Member] | Level 1 [Member] | U.S. government securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	223	401
Fair Value Measurement [Domain] | U.S. [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	27	64
Fair Value Measurement [Domain] | U.S. [Member] | Level 2 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	0
Fair Value Measurement [Domain] | U.S. [Member] | Level 2 [Member] | Common and preferred stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | U.S. [Member] | Level 2 [Member] | U.S. government securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | U.S. [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | U.S. [Member] | Level 3
Fair value of plan assets [Abstract]
Fair value of plan assets	0	0
Fair Value Measurement [Domain] | U.S. [Member] | Level 3 | Common and preferred stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | U.S. [Member] | Level 3 | U.S. government securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | U.S. [Member] | Level 3 | Cash and cash equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | Non-U.S. [Member] | Level 1 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	1	2
Fair Value Measurement [Domain] | Non-U.S. [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	1	2
Fair Value Measurement [Domain] | Non-U.S. [Member] | Level 1 [Member] | Insurance arrangements [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | Non-U.S. [Member] | Level 2 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	0
Fair Value Measurement [Domain] | Non-U.S. [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | Non-U.S. [Member] | Level 2 [Member] | Insurance arrangements [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | Non-U.S. [Member] | Level 3
Fair value of plan assets [Abstract]
Fair value of plan assets	492	737
Fair Value Measurement [Domain] | Non-U.S. [Member] | Level 3 | Cash and cash equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	0	0
Fair Value Measurement [Domain] | Non-U.S. [Member] | Level 3 | Insurance arrangements [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	492	737
Fair Value [Member] | U.S. [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	1,028	1,754
Fair Value [Member] | U.S. [Member] | Common and preferred stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	142	279
Fair Value [Member] | U.S. [Member] | U.S. government securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	223	401
Fair Value [Member] | U.S. [Member] | Cash and cash equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	27	64
Fair Value [Member] | U.S. [Member] | Fair value measured at net asset value per share [Member] | Commingled funds measured at net asset value [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	357	523
Fair Value [Member] | U.S. [Member] | Fair value measured at net asset value per share [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	100	113
Fair Value [Member] | U.S. [Member] | Fair value measured at net asset value per share [Member] | Hedge funds [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	119	171
Fair Value [Member] | U.S. [Member] | Fair value measured at net asset value per share [Member] | Private equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	60	203
Fair Value [Member] | Non-U.S. [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	732	1,080
Fair Value [Member] | Non-U.S. [Member] | Cash and cash equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	1	2
Fair Value [Member] | Non-U.S. [Member] | Insurance arrangements [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	492	737
Fair Value [Member] | Non-U.S. [Member] | Fair value measured at net asset value per share [Member] | Commingled funds measured at net asset value [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	239	341
U.S. [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	1,021	1,743	$ 1,548
U.S. [Member] | Fixed income securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	144	247
U.S. [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	100	113
U.S. [Member] | Fair value measured at net asset value per share [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	636	1,010
Non-U.S. [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	733	1,082	$ 1,168
Non-U.S. [Member] | Fixed income securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan asset investments	198	239
Non-U.S. [Member] | Fair value measured at net asset value per share [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	$ 239	$ 341